Net Income Per Share	12 Months Ended
Dec. 31, 2016
Net Income Per Share [Abstract]
Net Income per Share
(13)	Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Basic:
Net income	166,080	215,481	167,638
Less: Net income attributable to the noncontrolling interests	4,320	5,395	10,591
Net income attributable to the Company’s shareholders	161,760	210,086	157,047
Weighted average number of ordinary shares outstanding	1,005,842,212	1,151,705,374	1,160,592,325
Basic net income per ordinary share	0.16	0.18	0.14
Basic net income per ADS	3.22	3.65	2.71

Diluted:
Net income	166,080	215,481	167,638
Less: Net income attributable to the noncontrolling interests	4,320	5,395	10,591
Net income attributable to the Company’s shareholders	161,760	210,086	157,047
Weighted average number of ordinary shares outstanding	1,005,842,212	1,151,705,374	1,160,592,325
Weighted average number of dilutive potential ordinary shares from share options	6,749,175	51,618,147	48,229,471
Total	1,012,591,387	1,203,323,521	1,208,821,796
Diluted net income per ordinary share	0.16	0.17	0.13
Diluted net income per ADS	3.19	3.49	2.60

During the years ended December 31, 2014, 2015 and 2016, the Company had share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive, such share options consist of 16,920, nil and nil, respectively.